Earnings (Loss) Per Share - Additional Information (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Dilutive effect of convertible instruments on number of ordinary shares	146.2	152.1